Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable are summarized as follow:

	As of December 31,	As of June 30,
	2025	2026

Freight fee and other handling charges	$10,292,377	$6,724,438
Freight fee and other handling charges – related party	32,798	43,328
Total	$10,325,175	$6,767,766